Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 50,378	$ 20,385
Cash and cash equivalents	260,710	340,522	$ 396,967	$ 451,501
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	50,378	20,385
Cash and cash equivalents	260,710	340,522
Current financial assets and cash and cash equivalents	311,088	360,907
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	50,378	20,385
Cash and cash equivalents	260,710	340,522
Current financial assets and cash and cash equivalents	$ 311,088	$ 360,907